UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Net (loss) income	$ (583)	$ (3,665)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	28,418	27,865
Amortization of debt issuance costs	1,032	905
Deferred Purchase Price Obligation expense	20,883	7,463
Unit-based and noncash compensation	2,128	1,956
Loss (income) from equity method investees	656	(2,860)
Distributions from equity method investees	8,944	11,804
Loss (gain) on asset sales, net	3	(63)
Long-lived asset impairment	284	0
Early extinguishment of debt	22,020	0
Changes in operating assets and liabilities:
Accounts receivable	43,695	40,031
Trade accounts payable	(4,042)	(817)
Accrued expenses	718	1,141
Due to affiliate	228	(754)
Deferred revenue	(38,485)	1,473
Ad valorem taxes payable	(6,522)	(5,982)
Accrued interest	(11,780)	(9,750)
Accrued environmental remediation, net	(307)	0
Other, net	(4,841)	(1,898)
Net cash provided by operating activities	62,449	66,849
Cash flows from investing activities:
Capital expenditures	(14,428)	(61,326)
Contributions to equity method investees	(4,936)	(15,645)
Acquisitions of gathering systems from affiliate	0	(360,000)
Other, net	(361)	(377)
Net cash used in investing activities	(19,725)	(437,348)
Cash flows from financing activities:
Distributions to unitholders	(44,452)	(40,975)
Borrowings under Revolving Credit Facility	72,000	424,300
Repayments under Revolving Credit Facility	(245,000)	(35,300)
Debt issuance costs	(6,825)	(2,413)
Payment of redemption and call premiums on senior notes	(17,913)	0
Proceeds from ATM Program issuances, net of costs	367	0
Contribution from General Partner	113	0
Cash advance from Summit Investments to contributed subsidiaries, net	0	12,214
Expenses paid by Summit Investments on behalf of contributed subsidiaries	0	4,821
Issuance of senior notes	500,000	0
Tender and redemption of senior notes	(300,000)	0
Other, net	(2,157)	(854)
Net cash (used in) provided by financing activities	(43,867)	361,793
Net change in cash and cash equivalents	(1,143)	(8,706)
Cash and cash equivalents, beginning of period	7,428	21,793
Cash and cash equivalents, end of period	6,285	13,087
Supplemental cash flow disclosures:
Cash interest paid	28,040	25,164
Less capitalized interest	468	716
Interest paid (net of capitalized interest)	27,572	24,448
Noncash investing and financing activities:
Capital expenditures in trade accounts payable (period-end accruals)	13,977	13,769
Issuance of Deferred Purchase Price Obligation to affiliate to partially fund the 2016 Drop Down	0	507,427
Excess of acquired carrying value over consideration paid and recognized for 2016 Drop Down Assets	0	247,428
Distribution of debt related to Carve-Out Financial Statements of Summit Investments	0	342,926
Capitalized interest allocated to contributed subsidiaries from Summit Investments	$ 0	$ 223